Taxes	12 Months Ended
Oct. 31, 2023
Taxes
Taxes

18. Taxes

Income tax expense varies from the amount that would result from applying the Canadian federal and provincial statutory income tax rates to income or loss before income taxes. These differences result from the following:

As at October 31	2023	2022
	$	$
Accounting Loss before income taxes	(48,596)	(73,763)
Canadian Statutory tax rate	23%	23%
Expected income tax recovery based on statutory rates	(11,177)	(16,965)

Increase (decrease) in taxes resulting from:
Non-deductible items	3,423	(979)
Tax on dispositions	-	-
Change in tax rates and subsidiary rate differential	(1,077)	(2,532)
Revaluation of tax estimates	(1,374)	(3,798)
Goodwill Impairment	-	12,134
Change in unrecognized deferred tax assets	2,916	7,796
Other items	(354)	1,429
Tax expense (recovery)	(7,644)	(2,915)

The following items constitute the components of the deferred tax:

For the year ended October 31, 2023	Deferred income tax asset (liability) beginning of year	Acquired business combination	Recognized in earnings	OCI	Deferred income tax asset (liability) end of year
	$	$	$		$
Capital assets	5,048	(276)	1,491	(390)	5,873
Goodwill	(666)	-	1,063	-	397
Intangible assets	(15,389)	-	9,146	-	(6,243)
Right-of-use assets/liabilities	824	35	292	-	1,151
Other	2,406	-	(961)	-	1,445
Non-capital loss carry-forwards	26,305	-	58	-	26,363
Tax benefits not recognized	(28,131)	-	(2,122)	-	(30,253)
Total	(9,603)	(241)	8,967	(390)	(1,267)

Non-capital loss carry-forwards	-	-	-	-	-
Provision for obsolescence	(9,603)	(241)	8,967	(390)	(1,267)
Total	(9,603)	(241)	8,967	(390)	(1,267)

Deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

As at October 31, 2023, the Company had approximately $103,957 of non-capital income tax losses carried forward, which will begin to expire starting in 2037. The Company also had approximately $1,094 of capital losses carried forward, which do not expire. Deferred tax assets have not been recognized in respect of those losses for which there currently is no expectation of future loss utilization as they may not be used to offset taxable profits in the near future, as they have arisen in subsidiaries that have been loss-making for some time, and there are no other tax planning opportunities or other evidence of recoverability in the near future. If the consolidated financials were able to recognize all such unrecognized deferred tax assets, the profit after tax would increase in concurrence with the income tax recoverable in the future periods.